Schedule of Investments (unaudited)	iShares® Global REIT ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 4.0%
Abacus Group	1,215,505	$864,944
Abacus Storage King	1,215,505	905,085
Arena REIT	781,541	1,772,069
BWP Trust	1,170,487	2,620,993
Centuria Industrial REIT	1,268,883	2,688,068
Centuria Office REIT	1,125,902	974,837
Charter Hall Long Wale REIT	1,570,468	3,823,939
Charter Hall Retail REIT	1,208,104	2,918,848
Charter Hall Social Infrastructure REIT	802,950	1,448,587
Cromwell Property Group	3,466,035	934,954
Dexus	2,595,399	13,134,446
Dexus Industria REIT	510,325	932,396
GPT Group (The)	4,622,887	13,972,096
Growthpoint Properties Australia Ltd.	679,727	1,063,792
HealthCo REIT	1,076,707	959,296
HomeCo Daily Needs REIT	4,146,017	3,413,038
Hotel Property Investments Ltd.	471,413	924,719
Mirvac Group	9,509,007	13,363,960
National Storage REIT	3,019,123	4,527,817
Region RE Ltd.	2,773,564	4,083,545
Scentre Group	12,474,475	24,799,848
Stockland	5,744,728	16,964,815
Vicinity Ltd.	9,084,551	12,058,891
Waypoint REIT Ltd.	1,617,305	2,603,713
		131,754,696
Belgium — 1.1%
Aedifica SA	114,213	7,442,609
Ascencio	12,328	660,247
Cofinimmo SA	81,907	5,952,779
Home Invest Belgium SA, NVS	23,394	382,262
Intervest Offices & Warehouses NV	67,745	1,522,810
Montea NV	38,939	3,342,315
Retail Estates NV	29,692	1,945,131
Shurgard Self Storage Ltd.	60,854	2,822,522
Warehouses De Pauw CVA	403,340	11,800,578
Xior Student Housing NV	73,433	2,199,399
		38,070,652
Canada — 2.5%
Allied Properties REIT	304,128	4,415,619
Boardwalk REIT	90,029	4,674,048
Canadian Apartment Properties REIT	398,375	13,828,823
Choice Properties REIT	616,350	6,436,501
Crombie REIT	254,979	2,577,385
Dream Industrial REIT	608,158	6,070,497
First Capital Real Estate Investment Trust	514,084	6,045,348
Granite REIT	142,898	7,698,391
H&R Real Estate Investment Trust	614,577	4,502,647
InterRent REIT.	327,023	3,276,433
Killam Apartment REIT	273,385	3,808,621
NorthWest Healthcare Properties REIT	521,410	1,900,338
Prinmaris REIT	229,570	2,371,771
RioCan REIT	722,082	9,823,258
SmartCentres Real Estate Investment Trust	314,879	5,775,534
		83,205,214
China — 0.0%
Yuexiu REIT(a)	5,519,000	748,594

France — 1.8%
ARGAN SA, NVS	23,630	2,095,568
Carmila SA	136,496	2,425,398
Security	Shares	Value

France (continued)
Covivio SA/France	128,543	$6,224,553
Gecina SA	124,455	13,725,716
ICADE	78,087	2,643,730
Klepierre SA	495,999	12,841,747
Mercialys SA	210,453	2,394,271
Unibail-Rodamco-Westfield, New(b)	247,255	17,704,619
		60,055,602
Germany — 0.0%
Hamborner REIT AG	173,752	1,228,146

Hong Kong — 1.1%
Champion REIT	4,371,000	1,040,814
Fortune REIT	3,354,000	1,920,493
Link REIT	6,144,720	30,819,959
Prosperity REIT	2,856,000	454,879
Sunlight REIT	2,460,000	600,346
		34,836,491
India — 0.4%
Embassy Office Parks REIT	2,016,298	8,720,144
Mindspace Business Parks REIT(c)	524,051	2,031,271
Nexus Select Trust, NVS	773,881	1,185,744
		11,937,159
Ireland — 0.0%
Irish Residential Properties REIT PLC	1,073,833	1,336,869

Italy — 0.0%
Immobiliare Grande Distribuzione SIIQ SpA	158,880	378,602

Japan — 6.7%
Activia Properties Inc.	1,750	4,765,890
Advance Logistics Investment Corp.	1,645	1,429,476
Advance Residence Investment Corp.	3,190	7,024,872
AEON REIT Investment Corp.	4,220	3,976,428
Comforia Residential REIT Inc.	1,652	3,462,309
CRE Logistics REIT Inc.	1,458	1,525,315
Daiwa House REIT Investment Corp.	5,093	8,998,825
Daiwa Office Investment Corp.	633	2,698,486
Daiwa Securities Living Investments Corp.	4,638	3,336,849
Frontier Real Estate Investment Corp.	1,148	3,393,347
Fukuoka REIT Corp.	1,761	2,082,982
Global One Real Estate Investment Corp.	2,516	1,874,426
GLP J-REIT	11,134	9,940,808
Hankyu Hanshin REIT Inc.	1,652	1,635,778
Health Care & Medical Investment Corp.	868	774,785
Heiwa Real Estate REIT Inc.	2,396	2,226,697
Hoshino Resorts REIT Inc.	594	2,073,063
Hulic REIT Inc.	3,015	3,174,996
Ichigo Office REIT Investment Corp.	2,864	1,609,369
Industrial & Infrastructure Fund Investment Corp.	4,700	4,253,230
Invincible Investment Corp.	16,159	6,642,978
Japan Excellent Inc.	2,945	2,434,901
Japan Hotel REIT Investment Corp.	11,149	5,729,453
Japan Logistics Fund Inc.	2,143	3,962,453
Japan Metropolitan Fund Invest	16,498	11,199,553
Japan Prime Realty Investment Corp.	2,217	5,308,197
Japan Real Estate Investment Corp.	3,223	12,355,501
KDX Realty Investment Corp.	9,421	10,219,351
LaSalle Logiport REIT	4,452	4,508,315
Mirai Corp.	3,852	1,177,848
Mitsubishi Estate Logistics REIT Investment Corp.	1,170	2,931,330
Mitsui Fudosan Logistics Park Inc.	1,338	4,011,230
Mori Hills REIT Investment Corp.	3,817	3,552,323

Schedule of Investments (unaudited) (continued)	iShares® Global REIT ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Mori Trust REIT Inc.	6,108	$3,101,804
Nippon Accommodations Fund Inc.	1,110	4,621,076
Nippon Building Fund Inc.	3,667	14,837,081
Nippon Prologis REIT Inc.	5,925	10,541,769
NIPPON REIT Investment Corp.	1,033	2,391,963
Nomura Real Estate Master Fund Inc.	10,821	11,841,044
NTT UD REIT Investment Corp.	3,208	2,724,125
One REIT Inc.	591	1,086,841
Orix JREIT Inc.	6,337	7,330,067
Samty Residential Investment Corp.	992	722,863
Sankei Real Estate Inc.	1,164	740,747
Sekisui House REIT Inc.	9,844	5,235,910
SOSiLA Logistics REIT Inc.	1,656	1,344,851
Star Asia Investment Corp.	5,276	2,068,733
Starts Proceed Investment Corp.	611	843,483
Takara Leben Real Estate Investment Corp.	1,616	1,149,441
Tokyu REIT Inc.	2,261	2,636,539
United Urban Investment Corp.	7,091	7,179,826
		224,689,527
Malaysia — 0.0%
Axis Real Estate Investment Trust	3,523,500	1,325,968

Mexico — 0.8%
Concentradora Fibra Danhos SA de CV(a)	573,115	694,604
FIBRA Macquarie Mexico(c)	1,748,350	3,353,167
Fibra Uno Administracion SA de CV	6,930,316	11,781,718
PLA Administradora Industrial S. de RL de CV	1,857,809	3,979,747
Prologis Property Mexico SA de CV	1,506,912	6,210,108
		26,019,344
Netherlands — 0.2%
Eurocommercial Properties NV	100,717	2,256,463
NSI NV	43,106	922,376
Vastned Retail NV	41,327	912,206
Wereldhave NV	97,638	1,462,505
		5,553,550
New Zealand — 0.3%
Argosy Property Ltd.	2,028,603	1,438,381
Goodman Property Trust	2,632,430	3,604,323
Kiwi Property Group Ltd.	3,809,433	2,025,808
Stride Property Group	1,169,000	1,014,663
Vital Healthcare Property Trust	1,155,587	1,568,102
		9,651,277
Philippines — 0.0%
AREIT Inc.	1,918,920	1,109,527

Saudi Arabia — 0.2%
Al Maather REIT Fund	113,330	276,882
Al Rajhi REIT	557,373	1,315,365
Alahli REIT Fund 1	108,665	248,661
Alinma Retail REIT Fund, NVS	217,464	284,725
Al-Jazira Reit Fund	30,082	155,343
Alkhabeer REIT	305,120	529,674
Bonyan REIT, NVS	157,357	409,957
Derayah REIT	266,903	567,954
MEFIC REIT, NVS	139,768	182,768
Mulkia Gulf Real Estate REIT Fund, NVS	204,058	327,572
Musharaka Real Estate Income Fund, NVS	197,743	296,404
Riyad REIT Fund	356,368	807,746
Sedco Capital REIT Fund	171,772	398,500
Sico Saudi REIT, NVS	101,999	123,724
Security	Shares	Value

Saudi Arabia (continued)
Taleem REIT	76,158	$227,679
		6,152,954
Singapore — 3.3%
AIMS APAC REIT	1,510,828	1,472,630
CapitaLand Ascendas REIT	8,565,514	18,563,413
CapitaLand Ascott Trust(a)	5,892,832	4,201,196
CapitaLand China Trust(a)	2,729,730	1,695,554
CapitaLand Integrated Commercial Trust	12,201,526	18,189,624
CDL Hospitality Trusts	2,098,600	1,607,467
Cromwell European Real Estate Investment Trust(a)	741,900	1,120,306
Digital Core REIT Management Pte Ltd.	1,728,800	1,111,257
ESR-LOGOS REIT	14,764,042	3,411,743
Far East Hospitality Trust	2,357,800	1,142,430
First REIT	2,719,100	526,997
Frasers Centrepoint Trust	2,583,270	4,418,480
Frasers Logistics & Commercial Trust	6,892,400	5,737,513
Keppel DC REIT	3,099,733	3,892,086
Keppel Pacific Oak US REIT	2,009,300	561,294
Keppel REIT	5,896,000	4,054,773
Lendlease Global Commercial REIT	4,568,291	2,139,009
Mapletree Industrial Trust	4,756,510	8,663,294
Mapletree Logistics Trust	7,980,113	9,176,136
Mapletree Pan Asia Commercial Trust	5,554,191	6,014,711
OUE REIT	5,238,900	1,108,030
Paragon REIT	2,597,200	1,694,037
Parkway Life REIT	917,900	2,405,378
Sasseur Real Estate Investment Trust(a)	1,227,100	612,864
Starhill Global REIT(a)	3,460,900	1,328,635
Suntec REIT	5,112,000	4,519,153
		109,368,010
South Africa — 0.4%
Attacq Ltd.(a)	1,732,189	915,563
Burstone Group Ltd.	1,431,662	657,620
Emira Property Fund Ltd.	569,977	265,467
Equites Property Fund Ltd.	1,798,160	1,378,901
Growthpoint Properties Ltd.	8,102,773	5,128,474
Redefine Properties Ltd.	16,486,209	3,656,947
Resilient REIT Ltd.	716,045	1,803,259
Stor-Age Property REIT Ltd.(a)	975,010	729,077
		14,535,308
South Korea — 0.1%
ESR Kendall Square REIT Co. Ltd.	292,440	823,916
JR Global REIT	279,304	849,574
LOTTE REIT Co. Ltd.	294,662	680,585
SK REITs Co. Ltd.	437,228	1,227,267
		3,581,342
Spain — 0.4%
Inmobiliaria Colonial SOCIMI SA	768,010	4,617,506
Lar Espana Real Estate SOCIMI SA	147,468	989,680
Merlin Properties SOCIMI SA	798,513	8,131,435
		13,738,621
Turkey — 0.1%
AKIS Gayrimenkul Yatirimi AS(b)	909,557	424,730
Alarko Gayrimenkul Yatirim Ortakligi AS	161,542	218,264
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	4,762,176	1,577,191
Is Gayrimenkul Yatirim Ortakligi AS(b)	1,019,557	600,747
Ozak Gayrimenkul Yatirim Ortakligi(b)	898,068	265,470
		3,086,402
United Kingdom — 4.7%
Abrdn Property Income Trust Ltd.	921,436	637,153

Schedule of Investments (unaudited) (continued)	iShares® Global REIT ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
AEW U.K. REIT PLC	380,259	$467,445
Assura PLC	6,979,497	3,939,616
Balanced Commercial Property Trust Ltd.	1,307,609	1,254,094
Big Yellow Group PLC	447,108	6,465,191
British Land Co. PLC (The)	2,220,123	10,671,506
Capital & Counties Properties PLC	3,269,029	5,506,975
CLS Holdings PLC	399,980	497,447
Custodian Property Income REIT PLC	983,279	888,844
Derwent London PLC	269,899	7,274,273
Empiric Student Property PLC	1,412,568	1,636,523
Great Portland Estates PLC	512,274	2,695,424
Hammerson PLC	9,300,838	3,173,967
Helical PLC	246,675	642,416
Home REIT PLC(d)	1,719,812	621,991
Impact Healthcare REIT PLC, Class B	750,037	810,254
Land Securities Group PLC	1,775,846	14,971,626
Life Science Reit PLC	846,789	615,980
LondonMetric Property PLC	2,549,833	6,230,247
LXI REIT PLC	3,627,904	4,838,537
NewRiver REIT PLC	733,127	720,658
Picton Property Income Ltd.	1,304,413	1,106,658
Primary Health Properties PLC	3,164,665	3,896,279
PRS REIT PLC (The)	1,238,265	1,321,311
Regional REIT Ltd.(c)	1,025,895	387,435
Residential Secure Income PLC, NVS(c)	447,248	285,730
Safestore Holdings PLC	510,023	5,311,497
Schroder REIT Ltd.	1,208,184	697,431
Segro PLC	2,939,572	32,647,090
Sirius Real Estate Ltd.	2,773,376	3,191,348
Supermarket Income REIT PLC	2,981,315	3,060,359
Target Healthcare REIT PLC	1,478,080	1,555,429
Triple Point Social Housing REIT PLC(c)	764,391	562,924
Tritax Big Box REIT PLC	4,564,409	9,555,990
UK Commercial Property REIT Ltd.	1,783,736	1,444,876
UNITE Group PLC (The)	827,938	10,577,600
Urban Logistics REIT PLC	1,114,762	1,771,574
Warehouse REIT PLC	957,781	1,053,575
Workspace Group PLC	343,245	2,257,766
		155,245,039
United States — 71.4%
Acadia Realty Trust	218,303	3,724,249
Agree Realty Corp.	238,383	14,210,011
Alexander & Baldwin Inc.	174,603	3,024,124
Alexandria Real Estate Equities Inc.	412,631	49,887,088
American Assets Trust Inc.	115,946	2,600,669
American Homes 4 Rent, Class A	799,291	28,015,150
Americold Realty Trust Inc.	648,227	17,826,242
Apartment Income REIT Corp.	357,066	11,672,488
Apartment Investment & Management Co., Class A(b)	344,993	2,563,298
Apple Hospitality REIT Inc.	516,522	8,295,343
Armada Hoffler Properties Inc.	160,268	1,916,805
AvalonBay Communities Inc.	340,917	61,027,552
Boston Properties Inc.	377,357	25,094,240
Brandywine Realty Trust	395,250	1,873,485
Brixmor Property Group Inc.	719,400	16,143,336
Broadstone Net Lease Inc.	451,423	7,254,368
Camden Property Trust	249,799	23,441,138
CareTrust REIT Inc.	237,119	4,960,529
Centerspace	36,608	2,004,654
Community Healthcare Trust Inc.	64,620	1,653,626
COPT Defense Properties	268,405	6,323,622
Cousins Properties Inc.	361,490	8,281,736
Security	Shares	Value

United States (continued)
CubeSmart	538,810	$23,287,368
DiamondRock Hospitality Co.	500,412	4,573,766
Digital Realty Trust Inc.	726,660	102,066,664
Douglas Emmett Inc.	374,099	5,069,041
Easterly Government Properties Inc., Class A	225,672	2,771,252
EastGroup Properties Inc.	109,853	19,491,218
Elme Communities	206,126	2,984,704
Empire State Realty Trust Inc., Class A	319,970	3,046,114
EPR Properties	179,234	7,934,689
Equinix Inc.	224,655	186,411,979
Equity LifeStyle Properties Inc.	427,219	28,918,454
Equity Residential	897,321	54,009,751
Essential Properties Realty Trust Inc.	368,671	9,183,595
Essex Property Trust Inc.	153,378	35,778,486
Extra Space Storage Inc.	503,066	72,662,853
Federal Realty Investment Trust	195,050	19,842,436
First Industrial Realty Trust Inc.	317,178	16,341,011
Four Corners Property Trust Inc.	214,916	5,031,184
Gaming and Leisure Properties Inc.	615,479	28,096,616
Getty Realty Corp.	113,106	3,128,512
Global Net Lease Inc.	472,199	3,990,082
Healthcare Realty Trust Inc., Class A	912,652	14,702,824
Healthpeak Properties Inc.	1,318,618	24,394,433
Highwoods Properties Inc.	252,867	5,808,355
Host Hotels & Resorts Inc.	1,700,232	32,678,459
Hudson Pacific Properties Inc.	332,735	2,725,100
Independence Realty Trust Inc.	536,086	7,875,103
Innovative Industrial Properties Inc.	66,514	6,201,100
InvenTrust Properties Corp.	161,819	4,017,966
Invitation Homes Inc.	1,470,504	48,423,697
JBG SMITH Properties	239,213	3,827,408
Kilroy Realty Corp.	281,175	10,054,818
Kimco Realty Corp.	1,576,698	31,849,300
Kite Realty Group Trust	520,343	11,135,340
LTC Properties Inc.	98,289	3,063,668
LXP Industrial Trust	685,016	6,226,795
Macerich Co. (The)	515,921	8,146,393
Medical Properties Trust Inc.	1,437,695	4,456,855
Mid-America Apartment Communities Inc.	279,246	35,291,109
National Health Investors Inc.	100,107	5,323,690
National Storage Affiliates Trust.	195,867	7,315,632
NET Lease Office Properties	34,325	850,574
NETSTREIT Corp.	167,072	3,035,698
NexPoint Residential Trust Inc.	54,373	1,661,095
NNN REIT Inc.	435,734	17,577,510
Omega Healthcare Investors Inc.	587,960	17,050,840
Paramount Group Inc.	437,903	2,080,039
Park Hotels & Resorts Inc.	515,246	7,769,910
Pebblebrook Hotel Trust(a)	281,759	4,288,372
Phillips Edison & Co. Inc.	282,193	9,794,919
Physicians Realty Trust	570,746	6,985,931
Piedmont Office Realty Trust Inc., Class A	293,665	1,996,922
Prologis Inc.	2,220,502	281,315,400
Public Storage	376,979	106,756,683
Realty Income Corp.	2,000,358	108,799,472
Regency Centers Corp.	434,842	27,251,548
Retail Opportunity Investments Corp.	294,984	4,008,833
Rexford Industrial Realty Inc.	506,571	26,640,569
RLJ Lodging Trust	372,585	4,314,534
Ryman Hospitality Properties Inc.	139,682	15,351,052
Sabra Health Care REIT Inc.	550,306	7,341,082
Safehold Inc.	115,278	2,289,421

Schedule of Investments (unaudited) (continued)	iShares® Global REIT ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Service Properties Trust	394,551	$3,049,879
Simon Property Group Inc.	780,631	108,203,263
SITE Centers Corp.	453,329	6,038,342
SL Green Realty Corp.	143,317	6,442,099
STAG Industrial Inc.	437,967	16,178,501
Summit Hotel Properties Inc.	251,858	1,632,040
Sun Communities Inc.	295,182	37,001,064
Sunstone Hotel Investors Inc.	495,787	5,290,047
Tanger Inc.	243,060	6,538,314
Terreno Realty Corp.	198,587	11,861,602
UDR Inc.	788,564	28,404,075
Universal Health Realty Income Trust	30,730	1,223,361
Urban Edge Properties	274,598	4,742,307
Ventas Inc.	961,370	44,597,954
Veris Residential Inc.	188,143	2,869,181
VICI Properties Inc., Class A	2,487,851	74,934,072
Vornado Realty Trust.	424,539	11,543,215
Welltower Inc.	1,291,701	111,745,054
WP Carey Inc.	509,654	31,578,162
Xenia Hotels & Resorts Inc.	253,890	3,384,354
		2,384,348,863
Total Common Stocks — 99.5%
(Cost: $3,612,731,923)		3,321,957,757

Preferred Stocks

Bermuda — 0.0%
Brookfield Property Partners LP, 6.25%	4,496	58,403

Total Preferred Stocks — 0.0%
(Cost: $110,377)		58,403

Total Long-Term Investments — 99.5%
(Cost: $3,612,842,300)		3,322,016,160
Security	Shares	Value

Short-Term Securities

Money Market Funds — 0.3%

BlackRock Cash Funds: Institutional, SL Agency Shares, 5.51%(e)(f)(g)	3,182,781	$3,184,690
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.32%(e)(f)	7,840,000	7,840,000

Total Short-Term Securities — 0.3%
(Cost: $11,022,266)		11,024,690

Total Investments — 99.8%
(Cost: $3,623,864,566)		3,333,040,850

Other Assets Less Liabilities — 0.2%		5,968,943

Net Assets — 100.0%		$3,339,009,793

(a)	All or a portion of this security is on loan.

(b)	Non-income producing security.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period end.

(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/24	Shares Held at 01/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$15,717,990	$—		$(12,533,182	)(a)	$(3,287)	$3,169	$3,184,690	3,182,781	$73,501	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	7,630,000	210,000	(a)	—		—	—	7,840,000	7,840,000	352,580		—
						$(3,287)	$3,169	$11,024,690		$426,081		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® Global REIT ETF
January 31, 2024

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Dow Jones U.S. Real Estate Index	422	03/15/24	$14,200	$(813,184)
SPI 200 Index	18	03/21/24	2,231	(6,458)
				$(819,642)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$2,567,664,882	$753,670,884	$621,991	$3,321,957,757
Preferred Stocks	58,403	—	—	58,403
Short-Term Securities
Money Market Funds	11,024,690	—	—	11,024,690
	$2,578,747,975	$753,670,884	$621,991	$3,333,040,850
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(813,184)	$(6,458)	$—	$(819,642)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVS	Non-Voting Shares

REIT	Real Estate Investment Trust